LONG-TERM DEBT - Interest Expense and Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense [Abstract]
Capitalized interest	$ (124)	$ (173)	$ (176)
Amortization and other financial charges	48	67	211
Interest expense	2,265	2,069	1,998
Interest payments, net of interest capitalized	2,156	1,987	1,721
Interest Expense
Interest Expense [Abstract]
Dividend equivalent payments recorded as interest expense		109	109
Short-term debt
Interest Expense [Abstract]
Interest on debt	73	33	18
Long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,877	1,794	1,765
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	$ 391	$ 348	$ 180